Shareholders’ Equity (Deficit) (Details) - Schedule of Options to Employees Under the Company’s Option Plan - USD ($)		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Options to Employees Under the Company’s Option Plan [Abstract]
Number of options, ending balance	254,436	1,439,705
Weighted average exercise price, ending balance	$ 22.41	$ 7.3
Aggregate intrinsic value, ending balance
Weighted average remaining contractual life (years), ending balance	8 years 2 months 26 days	9 years 6 months 7 days
Number of options, Exercisable options		73,501
Weighted average exercise price, Exercisable options		$ 38.73
Aggregate intrinsic value, Exercisable options
Weighted average remaining contractual life (years), Exercisable options		5 years 3 months 18 days
Number of options, Vested and expected to vest		1,439,705
Weighted average exercise price, Vested and expected to vest		$ 7.3
Aggregate intrinsic value, Vested and expected to vest
Weighted average remaining contractual life (years), Vested and expected to vest		9 years 5 months 8 days
Number of options, Granted		1,199,975
Weighted average exercise price, Granted		$ 4.64
Aggregate intrinsic value, Granted
Number of options, Forfeited and expired		(14,706)
Weighted average exercise price, Forfeited and expired		$ 51.53